Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2014
Transfers and Servicing [Abstract]
Schedule of mortgage servicing rights measured using amortization method with aggregate activity in related valuation allowances
	2014	2013
Mortgage servicing rights
Balance, beginning of year	$746,968	$793,715
Additions	53,859	101,538
Amortization	(111,224)	(148,285)
Balance at end of year	689,603	746,968

Valuation allowances
Balance at beginning of year	73,392	129,279
Additions due to decreases in market value	—	—
Reduction due to increases in market value	—	(33,649)
Reduction due to payoff of loans	(16,423)	(22,238)
Balances at end of year	56,969	73,392

Mortgage servicing assets, net	$632,634	$673,576

Fair value disclosures
Fair value as of the beginning of the period	$1,120,000	$765,029
Fair value as of the end of the period	$979,699	$1,120,000